Summary of Significant Accounting Policies - Schedule of Entities (Table) (Details)	6 Months Ended
Jun. 30, 2018
Libra Shipping Enterprises Corporation
Entity Information [Line Items]
Vessel name	Navios Libra II
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Alegria Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Alegria
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Felicity Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Felicity
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Gemini Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Gemini S	[1]
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 – 06/30
Galaxy Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Galaxy I
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Aurora Shipping Enterprises Ltd.
Entity Information [Line Items]
Vessel name	Navios Hope
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Palermo Shipping S.A.
Entity Information [Line Items]
Vessel name	Navios Apollon	[2]
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 – 04/21
Fantastiks Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Fantastiks
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Sagittarius Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Sagittarius
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Hyperion Enterprises Inc.
Entity Information [Line Items]
Vessel name	Navios Hyperion
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Chilali Corp.
Entity Information [Line Items]
Vessel name	Navios Aurora II
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Surf Maritime Co.
Entity Information [Line Items]
Vessel name	Navios Pollux
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Pandora Marine Inc.
Entity Information [Line Items]
Vessel name	Navios Melodia
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Customized Development S.A.
Entity Information [Line Items]
Vessel name	Navios Fulvia
Country of incorporation	Liberia
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Kohylia Shipmanagement S.A.
Entity Information [Line Items]
Vessel name	Navios Luz
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Orbiter Shipping Corp.
Entity Information [Line Items]
Vessel name	Navios Orbiter
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Floral Marine Ltd.
Entity Information [Line Items]
Vessel name	Navios Buena Ventura
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Golem Navigation Limited
Entity Information [Line Items]
Vessel name	Navios Soleil
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Kymata Shipping Co.
Entity Information [Line Items]
Vessel name	Navios Helios
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Joy Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Joy
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Micaela Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Harmony
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Pearl Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Sun
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Velvet Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios La Paix
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Perigiali Navigation Limited
Entity Information [Line Items]
Vessel name	Navios Beaufiks
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Finian Navigation Co.
Entity Information [Line Items]
Vessel name	Navios Ace
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	06/09 – 06/30
Ammos Shipping Corp.
Entity Information [Line Items]
Vessel name	Navios Prosperity I
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	06/07 – 06/30
Wave Shipping Corp.
Entity Information [Line Items]
Vessel name	Navios Libertas
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
Casual Shipholding Co.
Entity Information [Line Items]
Vessel name	Navios Sol
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
Avery Shipping Company
Entity Information [Line Items]
Vessel name	Navios Symphony
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
Coasters Ventures Ltd.
Entity Information [Line Items]
Vessel name	Navios Christine B
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
Ianthe Maritime S.A.
Entity Information [Line Items]
Vessel name	Navios Aster
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
Rubina Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Hongkong
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Topaz Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Singapore
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Beryl Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Tokyo
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Cheryl Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Shanghai
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Christal Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Busan
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Fairy Shipping Corporation
Entity Information [Line Items]
Vessel name	YM Utmost	[3]
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Limestone Shipping Corporation
Entity Information [Line Items]
Vessel name	YM Unity	[3]
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Dune Shipping Corp.
Entity Information [Line Items]
Vessel name	MSC Cristina	[4]
Country of incorporation	Marshall Is.
Statements of income
2017	1/01 – 01/12
Citrine Shipping Corporation
Entity Information [Line Items]
Country of incorporation	Marshall Is.
Cavalli Navigation Inc.
Entity Information [Line Items]
Country of incorporation	Marshall Is.
Seymour Trading Limited
Entity Information [Line Items]
Vessel name	Navios Altair I
Country of incorporation	Marshall Is.
Statements of income
2018	06/07 – 06/30
Goldie Services Company
Entity Information [Line Items]
Vessel name	Navios Symmetry
Country of incorporation	Marshall Is.
Statements of income
2018	05/21 – 06/30
Andromeda Shiptrade Limited
Entity Information [Line Items]
Vessel name	Navios Apollon I
Country of incorporation	Marshall Is.
Statements of income
2018	05/09 – 06/30
Cavos Navigation Co. | Chartered-in vessels
Entity Information [Line Items]
Country of incorporation	Marshall Is.
Prosperity Shipping Corporation | Other
Entity Information [Line Items]
Country of incorporation	Marshall Is.
Aldebaran Shipping Corporation | Other
Entity Information [Line Items]
Country of incorporation	Marshall Is.
JTC Shipping and Trading Ltd. | Other
Entity Information [Line Items]
Vessel name	Holding Company	[5]
Country of incorporation	Malta
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Navios Maritime Partners L.P. | Other
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Navios Maritime Operating LLC. | Other
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Navios Partners Finance (US) Inc. | Other
Entity Information [Line Items]
Vessel name	Co-Borrower
Country of incorporation	Delaware
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30
Navios Partners Europe Finance Inc. | Other
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
Statements of income
2018	1/01 – 06/30
2017	1/01 – 06/30

[1]	The vessel was sold on December 21, 2017 (see Note 4 — Vessels, net).
[2]	The vessel was sold on April 21, 2017 (see Note 4 — Vessels, net).
[3]	The vessel has been classified as held for sale as at June 30, 2018 and was sold on July 2, 2018 (see Note 5 – Vessels held for sale).
[4]	The vessel was sold on January 12, 2017 (see Note 4 — Vessels, net).
[5]	Not a vessel-owning subsidiary and only holds right to charter-in contracts.